Segment information and information by geographical area (Tables)	12 Months Ended
Dec. 31, 2020
Segment information and information by geographical area
Schedule of segment information for the 2019 and 2018 comparative periods restated for homogeneous comparison

As reported in 2019:

			Refining &	Corporate	Adjustments
	Exploration &		Marketing	and Other	of intragroup
(€ million)	Production	Gas & Power	and Chemicals	activities	profits	Total
2019
Sales from operations including intersegment sales	23,572	50,015	23,334	1,681
Less: intersegment sales	(13,073)	(11,855)	(2,317)	(1,476)
Sales from operations	10,499	38,160	21,017	205		69,881
Operating profit	7,417	699	(854)	(710)	(120)	6,432
Identifiable assets (a)	68,915	9,176	12,336	1,860	(492)	91,795
Identifiable liabilities (a)	20,164	7,852	4,599	3,927	(141)	36,401
2018
Sales from operations including intersegment sales	25,744	55,690	25,216	1,589
Less: intersegment sales	(15,801)	(12,581)	(2,622)	(1,413)
Sales from operations	9,943	43,109	22,594	176		75,822
Operating profit	10,214	629	(380)	(691)	211	9,983
Identifiable assets (a)	63,051	9,989	11,692	1,171	(420)	85,483
Identifiable liabilities (a)	18,110	8,314	4,319	4,072	(275)	34,540
(a)	Include assets/liabilities directly associated with the generation of operating profit.

As restated:

			Refining &	Eni gas e	Corporate	Adjustments
	Exploration &	Global Gas &	Marketing	luce, Power &	and Other	of intragroup
(€ million)	Production	LNG Portfolio	and Chemicals	Renewables	activities	profits	Total
2019
Sales from operations including intersegment sales	23,572	11,779	42,360	8,448	1,676
Less: intersegment sales	(13,073)	(2,549)	(384)	(476)	(1,472)
Sales from operations	10,499	9,230	41,976	7,972	204		69,881
Operating profit	7,417	431	(682)	74	(688)	(120)	6,432
Identifiable assets (a)	68,915	4,092	13,569	4,068	1,643	(492)	91,795
Identifiable liabilities (a)	20,164	3,836	6,272	2,380	3,890	(141)	36,401
2018
Sales from operations including intersegment sales	25,744	14,807	46,483	8,218	1,588
Less: intersegment sales	(15,801)	(2,876)	(395)	(534)	(1,412)
Sales from operations	9,943	11,931	46,088	7,684	176		75,822
Operating profit	10,214	387	(501)	340	(668)	211	9,983
Identifiable assets (a)	63,051	4,642	13,099	4,008	1,103	(420)	85,483
Identifiable liabilities (a)	18,110	4,089	6,201	2,364	4,051	(275)	34,540
(a)	Include assets/liabilities directly associated with the generation of operating profit.

Schedule of information by segment

Segment Information

			Refining &	Eni gas e luce	Corporate	Adjustments
	Exploration &	Global Gas &	Marketing	Power &	and Other	of intragroup
(€ million)	Production	LNG Portfolio	and Chemicals	Renewables	activities	profits	Total
2020
Sales from operations including intersegment sales	13,590	7,051	25,340	7,536	1,559
Less: intersegment sales	(7,231)	(1,689)	(403)	(401)	(1,365)
Sales from operations	6,359	5,362	24,937	7,135	194		43,987
Operating profit	(610)	(332)	(2,463)	660	(563)	33	(3,275)
Net provisions for contingencies	98	64	118	(2)	26	45	349
Depreciation and amortization	(6,273)	(125)	(575)	(217)	(146)	32	(7,304)
Impairments of tangible and intangible assets and right-of-use assets	(2,170)	(2)	(1,605)	(56)	(22)		(3,855)
Reversals of tangible and intangible assets	282		334	55	1		672
Write-off of tangible and intangible assets	(322)			(7)			(329)
Share of profit (loss) of equity-accounted investments	(980)	(15)	(363)	6	(381)		(1,733)
Identifiable assets (a)	59,439	4,020	10,716	4,387	1,444	(402)	79,604
Unallocated assets (b)							30,044
Equity-accounted investments	2,680	259	2,605	217	988		6,749
Identifiable liabilities (a)	17,501	3,785	5,460	2,426	3,316	(83)	32,405
Unallocated liabilities (b)							39,750
Capital expenditure in tangible and intangible assets and prepaid right-of-use assets	3,472	11	771	293	107	(10)	4,644
2019
Sales from operations including intersegment sales	23,572	11,779	42,360	8,448	1,676
Less: intersegment sales	(13,073)	(2,549)	(384)	(476)	(1,472)
Sales from operations	10,499	9,230	41,976	7,972	204		69,881
Operating profit	7,417	431	(682)	74	(688)	(120)	6,432
Net provisions for contingencies	97	234	276	(5)	307	(51)	858
Depreciation and amortization	(7,060)	(124)	(620)	(190)	(144)	32	(8,106)
Impairments of tangible and intangible assets and right-of-use assets	(1,347)		(1,127)	(83)	(13)		(2,570)
Reversals of tangible and intangible assets	130	5	205	41	1		382
Write-off of tangible and intangible assets	(292)		(6)	(1)	(1)		(300)
Share of profit (loss) of equity-accounted investments	7	(21)	(63)	10	(21)		(88)
Identifiable assets (a)	68,915	4,092	13,569	4,068	1,643	(492)	91,795
Unallocated assets (b)							31,645
Equity-accounted investments	4,108	346	3,107	141	1,333		9,035
Identifiable liabilities (a)	20,164	3,836	6,272	2,380	3,890	(141)	36,401
Unallocated liabilities (b)							39,139
Capital expenditure in tangible and intangible assets and prepaid right-of-use assets	6,996	15	933	357	89	(14)	8,376
2018
Sales from operations including intersegment sales	25,744	14,807	46,483	8,218	1,588
Less: intersegment sales	(15,801)	(2,876)	(395)	(534)	(1,412)
Sales from operations	9,943	11,931	46,088	7,684	176		75,822
Operating profit	10,214	387	(501)	340	(668)	211	9,983
Net provisions for contingencies	235	53	274		579	(21)	1,120
Depreciation and amortization	(6,152)	(226)	(399)	(182)	(59)	30	(6,988)
Impairments of tangible and intangible assets	(1,025)	(6)	(193)	(50)	(18)		(1,292)
Reversals of tangible and intangible assets	299	79		48			426
Write-off of tangible and intangible assets	(97)	(1)	(2)				(100)
Share of profit (loss) of equity-accounted investments	158	(2)	(67)	11	(168)		(68)
Identifiable assets (a)	63,051	4,642	13,099	4,008	1,103	(420)	85,483
Unallocated assets (b)							32,890
Equity-accounted investments	4,972	355	275	139	1,303		7,044
Identifiable liabilities (a)	18,110	4,089	6,201	2,364	4,051	(275)	34,540
Unallocated liabilities (b)							32,760
Capital expenditure in tangible and intangible assets	7,901	26	877	238	94	(17)	9,119
(a)	Include assets/liabilities directly associated with the generation of operating profit.
(b)	Include assets/liabilities not directly associated with the generation of operating profit.

Schedule of information by geographical area

Identifiable assets and investments by geographical area of origin

		Other
		European	Rest of				Other
(€ million)	Italy	Union	Europe	Americas	Asia	Africa	areas	Total
2020
Identifiable assets(a)	17,228	4,159	3,174	4,485	16,360	33,341	857	79,604
Capital expenditure in tangible and intangible assets and prepaid right-of-use assets	1,198	152	119	441	1,267	1,443	24	4,644
2019
Identifiable assets(a)	19,346	7,237	1,151	5,230	17,898	40,021	912	91,795
Capital expenditure in tangible and intangible assets and prepaid right-of-use assets	1,402	306	9	1,017	1,685	3,902	55	8,376
2018
Identifiable assets(a)	18,646	7,086	1,031	4,546	16,910	36,155	1,109	85,483
Capital expenditure in tangible and intangible assets	1,424	267	538	534	1,782	4,533	41	9,119

(a)    Include assets directly associated with the generation of operating profit.

Schedule of sales from operations by geography

Sales from operations by geographical area of destination

(€ million)	2020	2019	2018
Italy	14,717	23,312	25,279
Other European Union	9,508	18,567	20,408
Rest of Europe	8,191	6,931	7,052
Americas	2,426	3,842	5,051
Asia	4,182	8,102	9,585
Africa	4,842	8,998	8,246
Other areas	121	129	201
	43,987	69,881	75,822